DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

7. DISCONTINUED OPERATIONS

During September 2023, the Company’s Board of Directors initiated a process to explore strategic alternatives for the business. In consultation with financial and legal advisors, a comprehensive strategic review process began immediately and evaluated a broad range of options to maximize shareholder value. As part of this review process, Assure’s board agreed to conduct an auction process for the sale of its clinical operations. During February 2024, Assure entered a Definitive Agreement and Plan of Merger with Danam Health, Inc. (“Danam”). Danam delivers unique solutions for pharmacies, providers, pharmaceutical manufacturers, and payors focused on improving the lives of patients. On March 26, 2024, Assure closed the disposal transaction resulting in the sale of most of the Company’s clinical operations, equipment, and contracts. As of the filing date of this Annual Report on Form 10K, Assure is providing IONM services in limited markets, primarily Arizona and Montana.

As a result of the corporate actions described above, the Company’s technical and professional services meet the criteria to be considered “held for sale”. Accordingly. the assets associated with these services are classified and reflected on our consolidated balance sheets as “held for sale” as of and December 31, 2023 and 2022, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the years ended December 31, 2023 and 2022.

The following table presents the major classes of assets of the discontinued operations (stated in thousands):

	December 31,	December 31,
	2023	2022
Fixed assets	$311	$70
Finance lease right of use asset, net	118	382
Intangibles, net	98	390
Goodwill	1,910	1,025
Total assets	$2,437	$1,867

The following table summarizes the results of operations of the discontinued operations (stated in thousands):

	Year Ended December 31,
	2023	2022
Revenue
Technical services	$2,991	$3,519
Professional services	3,785	8,476
Other	978	(1,490)
Revenue, net	7,754	10,505
Cost of revenues, excluding depreciation and amortization	11,380	12,658
Gross margin	(3,626)	(2,153)
Operating expenses
Sales and marketing	366	945
Depreciation and amortization	582	4,051
Total operating expenses	948	4,996
Loss from discontinued operations	(4,574)	(7,149)
Other expenses
Interest expense	(45)	(100)
Total other expense	(45)	(100)
Loss from discontinued operations	(4,619)	(7,249)
Income tax expense	(12)	—
Net loss from discontinued operations	$(4,631)	$(7,249)